RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		12 Months Ended
	Feb. 14, 2022	Mar. 31, 2022	May 31, 2021
Common Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Other		2,500,000
Stock Issued During Period, Shares, Conversion of Convertible Securities		1,511,276
C E O And Investor [Member] | Notes Payable Other Payables 1 [Member]
Related Party Transaction [Line Items]
Notes Payable	$ 1,026,630
Interest Payable	$ 97,881
C E O And Investor [Member] | Notes Payable Other Payables 1 [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Other	234,274
C E O And Investor [Member] | Notes Payable Other Payables 1 [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Other	234,274
C E O And Investor [Member] | Notes Payable Other Payables 2 [Member]
Related Party Transaction [Line Items]
Notes Payable	$ 102,663
Interest Payable	$ 9,788
C E O And Investor [Member] | Notes Payable Other Payables 2 [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Other	23,429
C E O And Investor [Member] | Notes Payable Other Payables 2 [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Other	23,429
Member Of Board [Member]
Related Party Transaction [Line Items]
Notes Payable			$ 200,000
Interest Payable	$ 18,805
Member Of Board [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities	45,586
Member Of Board [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities	45,586
Daughter of President, CFO, Treasurer and Chairman of Board [Member]
Related Party Transaction [Line Items]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold		$ 169,589